Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 110,635	$ 149,365
Restricted cash	9,103	10,741
Accounts receivable, net of allowance for doubtful accounts of $851 and $1,053 at December 31, 2016 and 2015, respectively; and net of estimated allowance for refunds and appeals of $36,903 and $33,406 at December 31, 2016 and 2015, respectively	67,735	78,856
Prepaid expenses and other current assets	14,957	24,044
Total current assets	202,430	263,006
Property and equipment, net	67,640	57,452
Goodwill	1,196,024	1,197,044
Intangible assets, net	533,305	594,410
Other long-term assets	2,864	2,176
TOTAL ASSETS	2,002,263	2,114,088
Current liabilities:
Current maturities of long-term debt	18,000	21,099
Customer deposits	9,103	10,741
Accounts payable and accrued other expenses	23,162	29,521
Accrued compensation costs	58,589	42,902
Estimated liability for refunds and appeals	62,539	67,775
Total current liabilities	171,393	172,038
Long-term liabilities:
Long-term debt	762,202	1,012,971
Other long-term liabilities	8,799	12,199
Deferred tax liabilities	120,533	129,284
Total long-term liabilities	891,534	1,154,454
Total liabilities	1,062,927	1,326,492
Commitments and contingencies (Note 8)
Stockholders' equity:
Common stock ($0.001 par value; 600,000,000 and 122,000,000 shares authorized, 90,748,740 and 77,237,711 issued, and 90,741,340 and 77,230,311 outstanding at December 31, 2016 and 2015, respectively)	91	77
Additional paid-in capital	911,582	807,419
Retained earnings (deficit)	33,917	(14,935)
Accumulated other comprehensive loss	(6,156)	(4,867)
Treasury stock, at cost (7,400 shares at December 31, 2016 and 2015)	(98)	(98)
Total stockholders' equity	939,336	787,596
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,002,263	$ 2,114,088